Other losses - Summary of Other Losses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Losses [Abstract]
Losses on financial assets at fair value through profit or loss	SFr 0	SFr 54
Impairment losses on loans to third parties	0	692
Various other	63	6
Total other losses	SFr 63	SFr 752